Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Accounts receivable	590,691	574,536	832,933	647,744
Less: Allowance for expected credit losses	(9,802)	(60,360)	(94,515)	(73,501)
Total accounts receivable, net	580,889	514,176	738,418	574,243

Schedule of Allowance for Expected Credit Losses Accounts

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD

Allowance for expected credit losses, beginning balance	9,102	9,802	60,360	46,940
Addition	7,619	50,948	34,155	26,561
Write-off	(6,919)	(390)	-	-
Allowance for expected credit losses, ending balance	9,802	60,360	94,515	73,501

Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Within 30 days	521,337	427,346	128,767	100,139
Between 31 and 60 days	5,698	45,916	489,083	380,343
Between 61 and 90 days	10,405	10,563	25,205	19,601
More than 90 days	43,449	30,351	95,363	74,160
Total accounts receivable, net	580,889	514,176	738,418	574,243